LEASING - Cash Flows (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Leases [Abstract]
Principal payments	SFr 114.4	SFr 107.6
Interest payments	61.0	58.4
Payments for short-term leases	2.4	3.2
Cash outflow for leases	SFr 177.8	SFr 169.2